Stock Option Plans and Warrants to Purchase Common Stock - Schedule of remaining life, by grant date, for outstanding warrants (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-based Payment arrangement, option, exercise price range
Outstanding Warrants	6,798,141
Exercisable Warrants	6,798,141
05/09/2023
Share-based Payment arrangement, option, exercise price range
Exercise Price (in Dollars per share) | $ / shares	$ 24
Remaining Contractual Life in Years	2 years 4 months 6 days
Outstanding Warrants	303,139
Exercisable Warrants	303,139
04/22/2024
Share-based Payment arrangement, option, exercise price range
Exercise Price (in Dollars per share) | $ / shares	$ 6.4
Remaining Contractual Life in Years	3 years 3 months 21 days
Outstanding Warrants	2,377
Exercisable Warrants	2,377
09/25/2025
Share-based Payment arrangement, option, exercise price range
Exercise Price (in Dollars per share) | $ / shares	$ 1.35
Remaining Contractual Life in Years	4 years 8 months 26 days
Outstanding Warrants	1,162,065
Exercisable Warrants	1,162,065
09/29/2025
Share-based Payment arrangement, option, exercise price range
Exercise Price (in Dollars per share) | $ / shares	$ 1.35
Remaining Contractual Life in Years	4 years 9 months
Outstanding Warrants	5,330,560
Exercisable Warrants	5,330,560